Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	$ 142,817	$ 125,383
Held To Maturity Securities Fair Value	144,233	125,254
Within One Year From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	2,670
Held To Maturity Securities Fair Value	2,678
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	47,585
Held To Maturity Securities Fair Value	48,117
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	18,780
Held To Maturity Securities Fair Value	19,641
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities held-to-maturity, at amortized cost	73,782
Held To Maturity Securities Fair Value	$ 73,797